Accounts Payable And Accrued Liabilities (Detail Of Accounts Payable And Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities [Abstract]
Capital expenditures	$ 42,621	$ 15,155	$ 10,780
Revenues and royalties payable	23,010	12,187	5,082
Operating expenses/taxes	18,485	12,975	16,092
Interest	12,903	2,627	9,919
Compensation	3,296	5,302	5,434
Derivative settlement payable	665	1,126	11,149
Other	721	1,164	1,201
Total accrued liabilities	101,701	50,536	59,657
Accounts payable	42,845	29,174	21,101
Accounts payable and accrued liabilities	$ 144,546	$ 79,710	$ 80,758